Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
8. Income Taxes
     The Company is registered in the Cayman Islands and has operations in four tax jurisdictions — the PRC, the U.S., Hong Kong and Taiwan. The operations in Taiwan represent a branch office of the subsidiary in the U.S. For operations in the U.S, Hong Kong and Taiwan, the Company has incurred net accumulated operating losses for income tax purposes. The Company believes that it is more likely than not that these net accumulated operating losses will not be utilized in the future. Therefore, the Company has provided full valuation allowance for the deferred tax assets arising from the losses at these locations as of December 31, 2010. The Company generated substantially all of its income from its PRC operations for the years ended December 31, 2010, 2009 and 2008, and has recorded income tax provisions for these years. For the year ended December 31, 2010 and 2009, the Company’s Cayman Islands operations recorded an impairment charge of $128.6 million related to its investment in CRIC and a one-time gain of $376.6 million in connection with the Transaction, respectively. See Note 3.
     The components of income before income taxes are as follows:

	Year Ended December 31,
	2010	2009	2008
	(In thousands, except percentage)
Income (loss) before income tax expenses	$(10,903)	$420,628	$95,209
Income (loss) from non China operations	$(119,054)	$338,738	$(12,938)
Income from China operations	$108,151	$81,890	$108,147
Income tax expenses applicable to China operations	$8,436	$8,323	$14,042
Effective tax rate for China operations	8%	10%	13%
Cayman Islands
     Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
China
     Prior to January 1, 2008, the Company’s subsidiaries and variable interest enterprises (“VIEs”) were governed by the previous Income Tax Law (the “Previous IT Law”) of China. Under the Previous IT Law, the Company’s subsidiaries and VIEs were generally subjected to enterprise income taxes at a statutory rate of 33% (30% state income tax plus 3% local income tax) or 15% for qualified high and new technology enterprises. In addition to a preferential statutory rate, some of the Company’s high and new technology subsidiaries were entitled to special tax holidays of three-year tax exemption followed by three years at a 50% reduction in the tax rate, commencing the first operating year.
     Effective January 1, 2008, the new Enterprise Income Tax Law (the “EIT Law”) in China supersedes the Previous IT Law and unifies the enterprise income tax rate for VIEs and foreign-invested enterprises (“FIEs”) at 25%. The EIT Law provides a five-year transitional period for certain entities that enjoyed a favorable income tax rate of less than 25% and/or a preferential tax holiday under the Previous IT Law and were established before March 16, 2007, to gradually increase their rates to 25%. In addition, high and new technology enterprises continue to enjoy a preferential tax rate of 15%. The EIT Law also provides grandfather treatment for high and new technology enterprises that received special tax holidays under the Previous IT Law to continue to enjoy their tax holidays until expiration provided that specific conditions are met. Three of the Company’s subsidiaries in China, SINA.com Technology (China) Co. Ltd., SINA Technology (China) Co. Ltd. and Beijing New Media Information Technology Co. Ltd., were qualified as high and new technology enterprises under the new EIT Law. In addition, SINA (Shanghai) Management Co., Ltd., was qualified a software enterprise in 2010 and is exempted from income tax for two years from 2010 and is entitled to a preferential tax rate of 12.5% for three years from thereafter.
     The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should SINA be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.
     The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous IT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation further promulgated a circular, or Circular 601, on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits. A majority of the Company’s FIEs’ operations in China are invested and held by Hong Kong registered entities. If we are regarded as a non-resident enterprise and our Hong Kong subsidiaries are regarded as resident enterprises, then our Hong Kong subsidiaries may be required to pay a 10% withholding tax on any dividends payable to us. If our Hong Kong entities are regarded as non-resident enterprises, then our PRC subsidiaries may be required to pay a 5% withholding tax for any dividends payable to our Hong Kong subsidiaries, however, it is still unclear at this stage whether Circular 601 applies to dividends from our PRC subsidiaries paid to our Hong Kong subsidiaries and if our Hong Kong subsidiaries were not considered as “beneficial owners” of any dividends from their PRC subsidiaries, the dividends payable to our Hong Kong subsidiaries would be subject to withholding tax at a rate of 10%. In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. Based on the subsequently issued interpretation of the EIT, Article 4 of Cai Shui (2008) Circular No. 1, dividends on earnings prior to 2008 but distributed after 2008 are not subject to withholding income tax. The current policy approved by the Company’s Board allows the Company to distribute PRC earnings offshore only if the Company does not have to pay a dividend tax. Such policy may require the Company to reinvest all earnings made since 2008 onshore indefinitely or be subject to a significant withholding tax should its policy change to allow for earnings distribution offshore. As of December 31, 2010, the Company did not record any withholding tax on the retained earnings of its FIEs in the PRC as the Company intends to reinvest its earnings to further expand its business in China, and its FIEs do not intend to declare dividends on the retained earnings made since 2008 to their immediate foreign holding companies.
     The Company’s VIEs are wholly owned by the Company’s employees and controlled by the Company through various contractual agreements. To the extent that these VIEs have undistributed earnings, the Company will accrue appropriate expected tax associated with repatriation of such undistributed earnings.
     In December 2009, the State Administration of Tax in China issued a circular on strengthening the management of proceeds from equity transfers by non-China tax resident enterprises and requires foreign entities to report indirect sales of China tax resident enterprises. If the existence of the overseas intermediary holding company is disregarded due to lack of reasonable business purpose or substance, gains on such sale are subject to PRC withholding tax. The Company believes that there was reasonable business purpose for the merger of COHT with CRIC, which was to realize the business synergy created by the merger to form a real estate information services platform both online and offline with diversified revenue streams, serving both real estate businesses and consumers. The simultaneous initial public offering allowed the combined company to raise additional capital to fund its future growth. Due to limited guidance and implementation history of the circular, significant judgment is required in the determination of a reasonable business purpose for an equity transfer by our non-China tax resident entity by considering factors, including but not limited to, the form and substance of the arrangement, time of establishment of the foreign entity, relationship between each step of the arrangement, relationship between each component of the arrangement, implementation of the arrangement and the changes in the financial position of all parties involved in the transaction. Although the Company believes that it is more likely than not the said transaction would be determined as one with a reasonable business purpose, should this not be the case, the Company would be subject to a significant withholding tax that could materially and adversely impact its financial position, results of operations and cash flows.
Composition of income tax expenses for China operations
     The following table sets forth current and deferred portion of income tax expenses of the Company’s China subsidiaries and VIEs:

	Year Ended December 31,
	2010	2009	2008
	(In thousands)
Current tax provision	$9,142	$7,093	$14,098
Deferred tax (benefits) provision	(706)	1,230	(56)

Income tax expenses	$8,436	$8,323	$14,042

Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
     The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate for China operations:

	Year Ended December 31,
	2010	2009	2008
Statutory EIT rate	25%	25%	25%
Effect on tax holiday, preferential tax rate and dividend tax on VIEs’ undistributed earnings, net	(18)%	(17)%	(13)%
Permanent differences	1%	1%	1%
Change in valuation allowance	—	1%	—

Effective tax rate for China operations	8%	10%	13%

     The provisions for income taxes for the years ended December 31, 2010, 2009 and 2008 differ from the amounts computed by applying the EIT primarily due to the tax holidays and the preferential tax rate enjoyed by certain of the Company’s entities in the PRC. The lower effective tax rate of the Company’s PRC operations for 2010 as compared to 2009 was primarily due to additional tax holiday received from a newly qualified subsidiary in Shanghai.
     The following table sets forth the effect of tax holiday on China operations:

	Year Ended December 31,
	2010	2009	2008
	(In thousands, except per share amount)
Tax holiday effect	$20,303	$13,422	$16,146
Basic net income (loss) per share effect	$0.33	$0.25	$0.29
Diluted net income (loss) per share effect	$0.33	$0.23	$0.27
     The following table sets forth the significant components of deferred tax assets and liabilities for China operations:

	December 31,
	2010	2009	2008
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$—	$—	$669
Allowances for doubtful accounts, accruals and other liabilities	5,596	4,313	5,159
Depreciation	202	218	1,736

Total deferred tax assets	5,798	4,531	7,564

Less: valuation allowance	(4,787)	(4,259)	(6,252)

Net deferred tax assets	$1,011	$272	$1,312

Deferred tax liabilities:
Depreciation	(223)	(190)	—

Total deferred tax liabilities	$(223)	$(190)	$—

     Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carryforwards; and (iii) tax planning strategies. Historically, deferred tax assets were valued using the previous statutory rate of 25% or applicable preferential rates.
U.S.
     As of December 31, 2010, the Company’s subsidiary in the U.S. had approximately $82.3 million of federal and $33.8 million of state net operating loss carryforwards available to offset future taxable income. The federal net operating loss carryforwards will expire, if unused, in the years ending June 30, 2011 through December 31, 2030, and the state net operating loss carryforwards will expire, if unused, in the years ending June 30, 2011 through December 31, 2020. Included in the net operating loss carryforwards were $36.1 million and $23.3 million of federal and state net operating loss carryforwards relating to employee stock options, the benefit of which will be credited to equity when realized. The Tax Reform Act of 1986 limits the use of net operating loss and tax credit carryforwards in certain situations when changes occur in the stock ownership of a company. In the event the Company has a change in ownership, utilization of carryforwards could be restricted. The deferred tax assets for the U.S. subsidiary at December 31, 2010 consists mainly of net operating loss carryforwards for which a full valuation allowance has been provided, as the management believes it is more likely than not that these assets will not be realized in the future.
     The following table sets forth the significant components of the net deferred tax assets for operation in the U.S.:

	December 31,
	2010	2009	2008
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$30,327	$30,372	$30,013
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	503	512	425

Total deferred tax assets	30,830	30,884	30,438
Less: valuation allowance	(30,830)	(30,884)	(30,438)

Deferred tax assets	$—	$—	$—

Hong Kong
     As of December 31, 2010, the Company’s Hong Kong subsidiary had approximately $15.7 million of net operating loss carryforwards which can be carried forward indefinitely to offset future taxable income. As of December 31, 2010, the deferred tax assets for the Hong Kong subsidiary, consists mainly of net operating loss carryforwards, for which a full valuation allowance has been provided. Management believes it is more likely than not that these assets will not be realized in the future.
     The following table sets forth the significant components of the net deferred tax assets for Hong Kong operation:

	December 31,
	2010	2009	2008
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$2,584	$2,523	$2,360
Less: valuation allowance	(2,584)	(2,523)	(2,360)

Deferred tax assets	$—	$—	$—

Aggregate net deferred tax assets
     The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	December 31,
	2010	2009	2008
	(In thousands)
Deferred tax assets included in prepaid expenses and other current assets and other assets:
Net operating loss carryforwards	$32,911	$32,895	$33,042
Allowances for doubtful accounts, accruals and other liabilities	5,753	4,479	5,238
Depreciation	202	218	1,736
Other tax credits	346	346	346

Total deferred tax assets	39,212	37,938	40,362
Less: valuation allowance	(38,201)	(37,666)	(39,050)

Net deferred tax assets	$1,011	$272	$1,312

Deferred tax liabilities included in accrued liabilities:
Depreciation	$(223)	$(190)	$—

Total deferred tax liabilities	$(223)	$(190)	$—